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Madison Funds Prospectus | Madison High Quality Bond Fund
Madison High Quality Bond Fund
Madison Funds®
Supplement dated August 14, 2020

This Supplement amends the Prospectus and the Statement of Additional Information (SAI) of the Madison Funds dated June 1, 2020, and the Summary Prospectus for the Madison High Quality Bond Fund and the Madison Small Cap Fund dated June 1, 2020.

Madison High Quality Bond Fund
Effective August 7, 2020, the fund’s investment adviser, Madison Asset Management LLC (“Madison”) agreed to voluntarily waive 0.10% of its 0.30% management fee until at least February 27, 2021. Madison may amend or discontinue this voluntary waiver at any time without prior notice. Madison does not have the right to recoup fees waived. For periods when fees and expenses are waived, the fund benefits by not bearing such expenses. Without such waivers, performance will be lower. As a result of the foregoing, disclosures related to fees and expenses are updated as noted below.

Fund Summary - Fees and Expenses The Fees and Expenses table is hereby deleted and replaced as noted below:
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison High Quality Bond Fund Madison High Quality Bond Fund, Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison High Quality Bond Fund Madison High Quality Bond Fund, Class Y
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.49%
[1]	Effective August 7, 2020, the investment adviser to the fund, Madison Asset Management, LLC (“Madison”) voluntarily agreed to waive 0.10% of its 0.30% management fee until at least February 27, 2021. The voluntary fee waiver may be amended or discontinued at any time without prior notice. Any fees waived will not be subject to later recoupment by Madison.